PROPERTY, PLANT EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Less: accumulated depreciation	$ (7,090)	$ 0
Total property, plant & equipment, net	134,717	141,807	$ 0
Property, plant & equipment, Gross	141,807	141,807
Autos and Vehicles
Total property, plant & equipment, net		87,204
Property, plant & equipment, Gross	87,204	87,204
Equipment
Total property, plant & equipment, net		54,603
Property, plant & equipment, Gross	$ 54,603	$ 54,603